Revenue	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue

15 Revenue

	Years end December 31,
	2024	2023
	US$	US$
Timing of revenue recognition - at point in time
Remittance services
Fiat remittance	21,592,260	25,287,487
ODL remittance	880,171	1,407,709
Sales of Airtime	23,840,573	26,398,707
Other services	122,408	161,458
	46,435,412	53,255,361

Seamless Group Inc [Member]
Revenue

15 Revenue

	Years end December 31,
	2023	2022
	US$	US$

Timing of revenue recognition - at point in time
Remittance services
Fiat remittance	25,287,487	25,812,304
ODL remittance	1,407,709	901,847
Sales of Airtime	26,398,707	28,501,152
Other services	161,458	285,614
	53,255,361	55,500,917